Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 19, 2018
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000793159
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 19, 2018
Prospectus Date	rr_ProspectusDate	Jan. 19, 2018